Performance Management	May 13, 2026
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
EA Bridgeway Aggressive Investors ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund is the successor to the Aggressive Investors 1 Fund, a series of Bridgeway Funds, Inc., which operated as a mutual fund (the “Predecessor Mutual Fund”), as a result of the reorganization of the Predecessor Mutual Fund into the Fund, which is expected to take place on July 24, 2026. Accordingly, any performance information for periods prior to July 24, 2026 is that of the Predecessor Mutual Fund. The Fund’s net expense ratio is lower than that of the Predecessor Mutual Fund at the time of the Reorganization. As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Mutual Fund.
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund for calendar years ended December 31. The table shows how the Predecessor Mutual Fund’s average annual returns for one-year, five-year, and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://bridgewayetfs.com/ or by calling the Fund at (215) 330-4476.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund for calendar years ended December 31. The table shows how the Predecessor Mutual Fund’s average annual returns for one-year, five-year, and ten-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]
For the year-to-date period ended March 31, 2026, the Fund’s total return was -2.31%.
During the period shown in the bar chart, the best performance for the Predecessor Mutual Fund for a quarter was 26.43% (for the quarter ended June 30, 2020). The lowest performance was -29.00% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	(2.31%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	26.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest performance
Lowest Quarterly Return	(29.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Reflects No Deductions for Fees, Expenses, or Taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	https://bridgewayetfs.com/
Performance Availability Phone [Text]	(215) 330-4476
EA Bridgeway Select Small-Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund is the successor to the Small-Cap Value Fund, a series of Bridgeway Funds, Inc., which operated as a mutual fund (the “Predecessor Mutual Fund”), as a result of the reorganization of the Predecessor Mutual Fund into the Fund, which is expected to take place on July 24, 2026. Accordingly, any performance information for periods prior to July 24, 2026 is that of the Predecessor Mutual Fund. The Fund’s net expense ratio is lower than that of the Predecessor Mutual Fund at the time of the Reorganization. As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Mutual Fund.
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund for calendar years ended December 31. The table shows how the Predecessor Mutual Fund’s average annual returns for one-year, five-year, and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://bridgewayetfs.com/ or by calling the Fund at (215) 330-4476.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund for calendar years ended December 31. The table shows how the Predecessor Mutual Fund’s average annual returns for one-year, five-year, and ten-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]
For the year-to-date period ended March 31, 2026, the Fund’s total return was 4.35%.
During the period shown in the bar chart, the best performance for the Predecessor Mutual Fund for a quarter was 41.03% (for the quarter ended March 31, 2021). The lowest performance was -35.52% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	4.35%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	41.03%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest performance
Lowest Quarterly Return	(35.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the Period Ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Reflects No Deductions for Fees, Expenses, or Taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	https://bridgewayetfs.com/
Performance Availability Phone [Text]	(215) 330-4476
EA Bridgeway Ultra-Small Company Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund is the successor to the Ultra-Small Company Market Fund, a series of Bridgeway Funds, Inc., which operated as a mutual fund (the “Predecessor Mutual Fund”), as a result of the reorganization of the Predecessor Mutual Fund into the Fund, which is expected to take place on July 24, 2026. Accordingly, any performance information for periods prior to July 24, 2026 is that of the Predecessor Mutual Fund. The Fund’s net expense ratio is lower than that of the Predecessor Mutual Fund at the time of the Reorganization. As a result, the performance returns of the Fund for the periods shown would have been different than those of the Predecessor Mutual Fund.
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund for calendar years ended December 31. The table shows how the Predecessor Mutual Fund’s average annual returns for one-year, five-year, and ten-year periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://bridgewayetfs.com/ or by calling the Fund at (215) 330-4476.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund for calendar years ended December 31. The table shows how the Predecessor Mutual Fund’s average annual returns for one-year, five-year, and ten-year periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]
For the year-to-date period ended March 31, 2026, the Fund’s total return was -0.59%.
During the period shown in the bar chart, the best performance for the Predecessor Mutual Fund for a quarter was 37.09% (for the quarter ended December 31, 2020). The lowest performance was -36.23% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date period
Bar Chart, Year to Date Return	(0.59%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return	37.09%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest performance
Lowest Quarterly Return	(36.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the Period Ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Reflects No Deductions for Fees, Expenses, or Taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Availability Website Address [Text]	https://bridgewayetfs.com/
Performance Availability Phone [Text]	(215) 330-4476